Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Consideration payable for the acquisition of intangible assets		$ 1,158,243
Other indirect tax liabilities	34,046	71,538
Others	128,390	113,380
Accrued expenses and other liabilities	$ 162,436	$ 1,343,161